Average Annual Total Returns			12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended	204 Months Ended	221 Months Ended	242 Months Ended
		Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			15.56%	6.80%		8.02%			8.69%
Performance Inception Date		Oct. 28, 2004
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.23%	3.78%		5.56%			6.98%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.81%	4.87%		5.97%			6.94%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%		13.10%			10.67%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.38%	7.56%		9.68%			9.07%
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	13.86%		12.55%			10.57%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.80%	5.21%		6.72%		5.58%
Performance Inception Date		Jul. 27, 2006
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.51%	3.32%		4.78%		4.09%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.99%	3.79%		4.94%		4.13%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			5.53%	4.10%		4.80%		3.99%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			10.87%	4.72%		7.26%		6.83%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			18.67%	11.17%		9.95%		7.82%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.20%	8.95%		9.31%	9.25%
Performance Inception Date		Dec. 20, 2007
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.95%	6.59%		7.53%	7.88%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.05%	6.89%		7.30%	7.54%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%		13.10%	10.67%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.38%	7.56%		9.68%	8.96%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	13.86%		12.55%	10.46%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.96%	2.28%	3.73%
Performance Inception Date		Oct. 17, 2016
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.61%	1.62%	3.16%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | Class F | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.19%	1.81%	3.00%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			5.53%	4.10%	6.17%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			5.42%	1.46%	4.25%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			3.82%	4.73%	6.59%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		15.22%	6.51%		7.74%			8.39%
Performance Inception Date	[1]	Oct. 28, 2004
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		10.97%	3.57%		5.35%			6.71%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		11.58%	4.67%		5.76%			6.67%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		25.02%	14.53%		13.10%			10.67%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		15.38%	7.56%		9.68%			9.07%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		23.81%	13.86%		12.55%			10.57%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[2]		12.46%	4.95%		6.45%		5.29%
Performance Inception Date	[2]	Jul. 27, 2006
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[2]		10.15%	3.08%		4.55%		3.83%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		8.80%	3.60%		4.74%		3.90%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[2]		5.53%	4.10%		4.80%		3.99%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[2]		10.87%	4.72%		7.26%		6.83%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[2]		18.67%	11.17%		9.95%		7.82%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]		15.86%	7.07%		8.29%			8.82%
Performance Inception Date	[3]	Oct. 28, 2004
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		11.42%	3.97%		5.75%			6.91%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		12.02%	5.06%		6.16%			6.88%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		25.02%	14.53%		13.10%			10.67%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		15.38%	7.56%		9.68%			9.07%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		23.81%	13.86%		12.55%			10.57%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[4]		13.17%	5.48%		7.00%		5.72%
Performance Inception Date	[4]	Jul. 27, 2006
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[4]		10.80%	3.53%		4.98%		4.11%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[4]		9.25%	3.99%		5.13%		4.15%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[4]		5.53%	4.10%		4.80%		3.99%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[4]		10.87%	4.72%		7.26%		6.83%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent	[4]		18.67%	11.17%		9.95%		7.82%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[5]		17.49%	9.23%		9.57%	9.41%
Performance Inception Date	[5]	Dec. 20, 2007
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[5]		12.16%	6.79%		7.73%	7.84%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[5]		14.28%	7.10%		7.50%	7.51%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		25.02%	14.53%		13.10%	10.67%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		15.38%	7.56%		9.68%	8.96%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		23.81%	13.86%		12.55%	10.46%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.24%	2.52%	3.99%
Performance Inception Date		Oct. 17, 2016
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.78%	1.79%	3.34%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.40%	1.98%	3.19%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			5.53%	4.10%	6.17%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			5.42%	1.46%	4.25%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)
Average Annual Return, Percent			3.82%	4.73%	6.59%

[1]	The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[2]	The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.
[3]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[4]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[5]	The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.